Commitments & Contingencies - Schedule of Supplemental Cash Flow Information Related To Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Non-cash lease expense (operating cash flow)	$ 129,705	$ 111,048	$ 152,018
Non-cash impairment of right to use assets (operating cash flow)	0	303,327	303,327	$ 0
Change in lease liabilities (operating cash flow)	(211,204)	(176,664)	(243,596)
Operating leases	$ 0	$ 762,603	$ 762,603